Note 22 - Commitments (Tables)	12 Months Ended
Nov. 30, 2020
Statement Line Items [Line Items]
Disclosure of land access and corporate development agreement [text block]
Amount ($)
Year ended November 30, 2021	13,837
Total	13,837

Disclosure of maturity analysis of operating lease payments [text block]
	Amount ($)
Due within 1 year	93,724
1 – 3 years	3,244
3 – 5 years	-
More than 5 years	-
Total	96,968	(1)